Other Liabilities and Accrued Expenses - Schedule of Other Liabilities and Accrued Expenses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
VAT, wage tax, and other taxes	$ 3.9	$ 4.2
Other payables	7.0	5.6
Deferred income	1.5	2.1
Accrued charges - personnel	5.3	5.2
Accrued charges - construction work in progress	3.9	4.6
Accrued charges - general and administrative expenses	9.8	4.9
Total other liabilities and accrued expenses	$ 31.4	$ 26.6